Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	49
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$12,152,705.35	0.0744651	$1,636,235.67	0.0100260	$10,516,469.68
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$84,182,705.35	0.0565657	$73,666,235.67	0.0494992	$10,516,469.68

Weighted Avg. Coupon (WAC)	4.28%		4.30%
Weighted Avg. Remaining Maturity (WARM)	16.68		15.87
Pool Receivables Balance	$115,545,371.59		$104,933,125.40
Remaining Number of Receivables	22,618		21,968

Adjusted Pool Balance	$114,836,449.71		$104,319,980.03

III. COLLECTIONS

Principal:
Principal Collections	$10,394,631.07
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$155,556.93
Total Principal Collections	$10,550,188.00

Interest:
Interest Collections	$425,418.20
Late Fees & Other Charges	$45,833.44
Interest on Repurchase Principal	$-
Total Interest Collections	$471,251.64

Collection Account Interest	$2,394.31
Reserve Account Interest	$973.36
Servicer Advances	$-

Total Collections	$11,024,807.31

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	49
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$11,024,807.31
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,024,807.31

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$96,287.81	$-	$96,287.81	$96,287.81
Collection Account Interest					$2,394.31
Late Fees & Other Charges					$45,833.44
Total due to Servicer					$144,515.56

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$7,595.44		$7,595.44

Total Class A interest:		$7,595.44		$7,595.44	$7,595.44

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$10,796,860.06

7. Regular Principal Distribution Amount:					$10,516,469.68

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$10,516,469.68
Class A Notes Total:		$10,516,469.68		$10,516,469.68
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$10,516,469.68		$10,516,469.68

8. Required Deposit to Reserve Account	0.00

9. Trustee Expenses	0.00

10. Remaining Available Collections Released to Certificateholder	280,390.38

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$708,921.88
Beginning Period Amount	$708,921.88
Current Period Amortization	$95,776.51
Ending Period Required Amount	$613,145.37
Ending Period Amount	$613,145.37
Next Distribution Date Amount	$525,521.26

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	49
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	26.69%	29.38%	29.38%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.49%	21,417	96.28%	$101,028,150.08
30 - 60 Days	2.03%	445	3.01%	$3,156,383.25
61 - 90 Days	0.39%	85	0.58%	$612,780.34
91-120 Days	0.10%	21	0.13%	$135,811.73
121 + Days	0.00%	0	0.00%	$-
Total		21,968		$104,933,125.40

Delinquent Receivables 30+ Days Past Due
Current Period	2.51%	551	3.72%	$3,904,975.32
1st Preceding Collection Period	2.64%	598	3.91%	$4,512,243.34
2nd Preceding Collection Period	2.45%	568	3.49%	$4,414,381.70
3rd Preceding Collection Period	2.46%	587	3.43%	$4,713,376.67
Four-Month Average	2.51%		3.64%

Repossession in Current Period		19		$138,272.06
Repossession Inventory		43		$69,381.28

Current Charge-Offs
Gross Principal of Charge-Offs				$217,615.12
Recoveries				$(155,556.93)
Net Loss				$62,058.19

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.64%

Average Pool Balance for Current Period				$110,239,248.49

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.68%
1st Preceding Collection Period				0.19%
2nd Preceding Collection Period				0.26%
3rd Preceding Collection Period				0.09%
Four-Month Average				0.30%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	26	2,564	$36,038,513.04
Recoveries	24	2,361	$(23,532,841.64)
Net Loss			$12,505,671.40
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	21	2,090	$12,682,230.55
Average Net Loss for Receivables that have experienced a Net Loss			$6,068.05

Principal Balance of Extensions			$509,122.62
Number of Extensions			66

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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